Cover	May 15, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-16263
Entity Registrant Name	Marine Products Group, LLC
Entity Central Index Key	0001129155
Entity Tax Identification Number	58-2572419
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Cherokee Cove Drive
Entity Address, City or Town	Vonore
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37885
City Area Code	423
Local Phone Number	884-2221
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	MPX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Marine Products Corporation
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2801 Buford Highway NE
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30329